The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Variable Portfolio – Select Large-Cap Value Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 28, 2014 (Accession No. 0001193125-14-075494), which is incorporated herein by reference.